ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Compensation	$ 52,643	$ 60,783
Interest	4,246	4,532
Warranties and rebates	9,704	9,403
Insurance	10,699	9,132
Rent, utilities and freight	1,026	1,051
Income and other taxes	16,631	14,736
Marketing and advertising	3,254	3,826
Other	16,425	19,049
Total	$ 114,628	$ 122,512